CONSOLIDATED BUSINESS SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($) Segment	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Operating segments [Abstract]
Revenues	$ 1,720,626,082	$ 1,604,587,432	$ 1,297,140,194
Cost of sales	(787,387,910)	(756,721,270)	(815,697,900)
Administrative expenses	(67,189,948)	(62,390,528)	(58,568,572)
Selling expenses	(115,259,291)	(101,607,971)	(87,148,189)
Other operating results	(47,307,739)	1,072,637	(2,173,662)
Reversal of impairment of PPE	0	52,126,669	0
Operating profit	703,481,194	737,066,969	333,551,871
Depreciation of property, plant and equipment	(201,961,353)	(170,574,036)	(173,677,316)
Identifiable assets	5,414,210,081	4,465,551,935	4,370,862,227
Identifiable liabilities	$ 2,286,344,609	1,527,394,349	1,919,650,130
Natural Gas Transportation [Member]
Operating segments [Abstract]
Reversal of impairment of PPE		52,126,669
Reportable Segments [Member]
Operating segments [Abstract]
Number of reportable segments | Segment	4
Reportable Segments [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	$ 705,124,167	580,295,884	283,750,792
Cost of sales	(312,106,562)	(281,657,696)	(260,017,017)
Administrative expenses	(43,025,533)	(42,704,427)	(41,846,438)
Selling expenses	(48,294,065)	(34,911,789)	(22,648,988)
Other operating results	(10,440,683)	771,948	(2,329,965)
Reversal of impairment of PPE		52,126,669
Operating profit	321,682,269	290,002,850	(35,044,443)
Depreciation of property, plant and equipment	(123,134,046)	(112,449,160)	(116,176,459)
Identifiable assets	2,674,532,463	2,208,170,669	1,899,999,170
Identifiable liabilities	960,872,860	828,002,112	932,709,283
Reportable Segments [Member] | Liquids Production and Commercialization [Member]
Operating segments [Abstract]
Revenues	660,572,878	732,282,558	760,316,478
Cost of sales	(360,167,982)	(381,988,055)	(463,910,014)
Administrative expenses	(11,489,874)	(11,144,968)	(9,181,141)
Selling expenses	(36,359,551)	(44,601,945)	(41,320,046)
Other operating results	(35,560,496)	(989,362)	(221,979)
Reversal of impairment of PPE		0
Operating profit	216,994,975	293,558,228	245,683,298
Depreciation of property, plant and equipment	(14,168,917)	(13,283,987)	(12,899,226)
Identifiable assets	745,043,455	674,941,898	954,644,926
Identifiable liabilities	139,994,030	85,941,547	67,220,379
Reportable Segments [Member] | Midstream [Member]
Operating segments [Abstract]
Revenues	347,314,231	283,797,245	245,256,395
Cost of sales	(139,266,626)	(102,737,889)	(93,403,413)
Administrative expenses	(12,121,275)	(7,979,401)	(7,081,407)
Selling expenses	(29,484,856)	(20,963,654)	(22,010,462)
Other operating results	(1,267,307)	1,290,070	378,282
Reversal of impairment of PPE		0
Operating profit	165,174,167	153,406,371	123,139,395
Depreciation of property, plant and equipment	(64,658,390)	(44,840,889)	(44,601,631)
Identifiable assets	1,942,766,479	1,535,860,809	1,440,021,111
Identifiable liabilities	1,147,810,407	609,750,328	856,674,772
Reportable Segments [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	7,614,806	8,211,745	7,816,529
Cost of sales	(6,271,685)	(6,419,891)	(6,414,629)
Administrative expenses	(553,266)	(561,732)	(459,586)
Selling expenses	(1,120,819)	(1,130,583)	(1,168,693)
Other operating results	(39,253)	(19)	0
Reversal of impairment of PPE		0
Operating profit	(370,217)	99,520	(226,379)
Depreciation of property, plant and equipment	0	0	0
Identifiable assets	51,867,684	46,578,559	76,197,020
Identifiable liabilities	37,667,312	3,700,362	63,045,696
Eliminations [Member]
Operating segments [Abstract]
Revenues	(30,424,945)	(16,082,261)	(8,047,173)
Cost of sales	30,424,945	16,082,261	8,047,173
Administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results	0	0	0
Reversal of impairment of PPE		0
Operating profit	0	0	0
Depreciation of property, plant and equipment	0	0	0
Eliminations [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	30,424,945	16,082,261	8,047,173
Eliminations [Member] | Liquids Production and Commercialization [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Midstream [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	$ 0	$ 0	$ 0